FMI FOCUS FUND | FMI FOCUS FUND
FMI FOCUS FUND
Investment Objective:
FMI Focus Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	FMI FOCUS FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FMI FOCUS FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FMI FOCUS FUND	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies:
The Fund may invest in stocks of companies of all sizes, but primarily invests in small- to medium-capitalization (namely, less than $5 billion market capitalization) United States companies, that have substantial capital appreciation potential.  Many of these companies have little or no following by the major stock brokerage firms.  The Fund looks for stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects.  The Fund takes a “focused” approach to investing, meaning the Fund conducts extensive research (namely, focuses) on each prospective investment before purchasing.

The Fund’s portfolio managers actively trade the Fund’s portfolio.  The Fund’s portfolio managers may also use the following investment techniques:

•	Effect “short sales” of a security when they think it will decline in value.

•	Purchase securities with borrowed funds.

•	Purchase put and call options and write call options on securities and stock indexes.

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•	The security has achieved its value potential.

•	Such sale is necessary for portfolio diversification.

•	Changing fundamentals signal a deteriorating value potential.

•	Other securities have a better value potential.

Principal Risks:
  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:

•
Stock Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•
Medium Capitalization Companies Risk:  Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

•
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

•
Value Investing Risk:  The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

•
Leverage Risk:  When our portfolio managers purchase securities with borrowed funds, they engage in a speculative investment practice called “leverage.” When the Fund engages in “leverage,” it has the potential to incur losses greater than if it had not engaged in leverage.

•
Options Writing and Selling Risk:  If the Fund purchases an option and the price of the underlying stock or index moves in the wrong direction, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs. Similarly, the Fund likely will lose money if the underlying stock or index of a call option it has written increases in value. It is possible that there may be times when a market for the Fund’s outstanding options does not exist.

•
Short Sales Risk:  The risk of incurring losses due to an appreciation in value of a security that was sold short.  Losses may incur if a short position is closed out earlier than the Fund had intended.  The potential loss is unlimited.

Performance:
  The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the performance of the Russell 2000 Index and the Russell 2000 Growth Index.  For additional information on these indexes, please see “Index Descriptions” in this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.fmifunds.com.

FMI Focus Fund (Annual total return as of 12/31)

During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.77% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012 )
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Average Annual Returns	1 Year	5 Years	10 Years
FMI FOCUS FUND	13.33%	6.69%	10.37%
FMI FOCUS FUND After Taxes on Distributions	12.85%	5.74%	9.17%
FMI FOCUS FUND After Taxes on Distributions and Sales	9.25%	5.46%	8.79%
FMI FOCUS FUND Russell 2000 Index	16.35%	3.56%	9.72%
FMI FOCUS FUND Russell 2000 Growth Index	14.59%	3.49%	9.80%